BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity-based compensation (Details) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Aug. 25, 2019	Apr. 25, 2019	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity-based compensation expense			$ 3.0
Income tax benefit					$ 12.9	$ 15.6	$ 11.1
Compensation cost not yet recognized			$ 7.8
Period for recognition of unrecognized compensation cost			4 years
Fair value of equity interests deemed granted		$ 10.8
Percent of awards excluded from fair value computation, due to unestablished performance targets		40.00%
Phantom units
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity-based compensation expense			$ 21.8	$ 35.5	47.7	$ 45.9	$ 53.3
Income tax benefit			5.7	$ 9.6
Compensation cost not yet recognized			$ 35.4		$ 53.7
Number of unvested phantom units (in shares)			1,300,000		1,700,000
Period for recognition of unrecognized compensation cost			1 year 10 months 24 days		2 years 6 months
Phantom units | Investor incentive units
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock Issued During Period, Shares, Conversion of Units			1			1
President and Chief Executive Officer | Direct Equity Interest
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period		5 years
Award Based On Service Period | President and Chief Executive Officer | Direct Equity Interest
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Vesting percentage	50.00%
Award Based On Service Period And Achievement Of Certain Performance Based Thresholds | President and Chief Executive Officer | Direct Equity Interest
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Vesting percentage	50.00%